Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 99.71%
Affiliated master portfolios: 44.10%
Allspring Disciplined International Developed Markets Portfolio		$48,424,394
Allspring Disciplined Large Cap Portfolio		149,273,016
Allspring Emerging Growth Portfolio		10,061,427
Allspring Small Company Value Portfolio		9,805,647
		217,564,484
Exchange-traded funds: 39.66%
iShares Core MSCI EAFE ETF	845,782	60,727,148
iShares Core MSCI Emerging Markets ETF	429,516	21,621,835
iShares Core S&P 500 ETF	174,145	88,892,315
iShares Core S&P Small-Cap ETF	134,696	14,459,616
iShares Russell 1000 Growth ETF	29,947	9,916,649
		195,617,563
Stock funds: 15.95%
Allspring Disciplined Small Cap Fund Class R6♠	1,162,385	14,936,654
Allspring Discovery Large Cap Growth Fund Class R6♠†	1,387,977	14,837,471
Allspring Emerging Markets Equity Fund Class R6♠	576,136	14,380,343
Allspring Premier Large Company Growth Fund Class R6♠†	1,193,314	15,023,819
Allspring Special Large Cap Value Fund Class R6♠	1,553,374	19,479,316
		78,657,603
Total investment companies (Cost $387,149,274)		491,839,650

		Yield
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞		5.24%	300,000	300,000
Total short-term investments (Cost $300,000)				300,000
Total investments in securities (Cost $387,449,274)	99.77%			492,139,650
Other assets and liabilities, net	0.23			1,149,625
Total net assets	100.00%			$493,289,275

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Spectrum Aggressive Growth Fund | 1

Portfolio of investments—February 29, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined Small Cap Fund Class R6	$0	$14,339,341	$(652,981)	$18,235	$1,232,059	$14,936,654
Allspring Discovery Large Cap Growth Fund Class R6†	18,356,702	1,068,723	(7,524,175)	722,239	2,213,982	14,837,471
Allspring Emerging Markets Equity Fund Class R6	13,346,748	1,205,835	(789,400)	(164,011)	781,171	14,380,343
Allspring Premier Large Company Growth Fund Class R6†	18,317,214	4,839,538	(7,941,177)	(1,515,721)	1,323,965	15,023,819
Allspring Special Large Cap Value Fund Class R6	17,854,244	928,836	(1,977,321)	(159,247)	2,832,804	19,479,316
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	126,343,338	(126,343,338)	0	0	300,000
				$(1,098,505)	$8,383,981	$78,957,603

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Disciplined Small Cap Fund Class R6	1,162,385	$36,559	$332,471
Allspring Discovery Large Cap Growth Fund Class R6†	1,387,977	0	766,568
Allspring Emerging Markets Equity Fund Class R6	576,136	191,998	0
Allspring Premier Large Company Growth Fund Class R6†	1,193,314	0	4,454,368
Allspring Special Large Cap Value Fund Class R6	1,553,374	222,636	392,253
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	49,266	0
		$500,459	$5,945,660

†	Non-income-earning security
See accompanying notes to portfolio of investments
2 | Spectrum Aggressive Growth Fund

Portfolio of investments—February 29, 2024 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	0.00%	19.34%	$54,132	$11,963,957	$138,752	$522	$18,034	$48,424,394
Allspring Disciplined Large Cap Portfolio	50.69	52.74	7,112,278	31,462,075	1,353,724	13,848	77,838	149,273,016
Allspring Emerging Growth Portfolio	2.71	3.29	(87,194)	1,916,393	8,854	68	6,955	10,061,427
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	10.67	0.00	578,819	(1,552,911)	197,814	735	12,809	0
Allspring Factor Enhanced International Equity Portfolio*	20.84	0.00	14,242,027	(20,535,476)	509,734	5,466	134,075	0
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	10.67	0.00	14,092,554	(15,067,616)	366,444	5,390	56,354	0
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	11.27	0.00	835,400	(1,972,823)	96,802	1,704	21,257	0
Allspring Small Company Value Portfolio	1.70	1.34	505,579	1,847,870	139,284	19	3,414	9,805,647
			$37,333,595	$8,061,469	$2,811,408	$27,752	$330,736	$217,564,484

*	Liquidated on December 6, 2023
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini NASDAQ 100 Index	42	3-15-2024	$15,076,614	$15,189,510	$112,896	$0
Euro Futures	100	3-18-2024	13,526,067	13,511,250	0	(14,817)
Short
E-Mini S&P 500 Index	(29)	3-15-2024	(7,376,060)	(7,400,438)	0	(24,378)
MSCI Emerging Markets Index	(144)	3-15-2024	(7,316,651)	(7,320,960)	0	(4,309)
New Zealand Dollar Futures	(233)	3-18-2024	(14,213,967)	(14,171,060)	42,907	0
Swiss Franc Futures	(97)	3-18-2024	(13,967,051)	(13,729,744)	237,307	0
U.S. Dollar Futures	(112)	3-18-2024	(11,587,617)	(11,658,976)	0	(71,359)
					$393,110	$(114,863)
See accompanying notes to portfolio of investments
Spectrum Aggressive Growth Fund | 3

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk . The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Spectrum Aggressive Growth Fund

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$274,275,166	$0	$0	$274,275,166
Short-term investments
Investment companies	300,000	0	0	300,000
Investments measured at net asset value*				217,564,484
	274,575,166	0	0	492,139,650
Futures contracts	393,110	0	0	393,110
Total assets	$274,968,276	$0	$0	$492,532,760
Liabilities
Futures contracts	$114,863	$0	$0	$114,863
Total liabilities	$114,863	$0	$0	$114,863

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $217,564,484 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 29, 2024, $1,540,847 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on December 6, 2023
Spectrum Aggressive Growth Fund | 5